ASSET HELD FOR SALE, DISPOSITIONS AND DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
ASSET HELD FOR SALE, DISPOSITIONS AND DISCONTINUED OPERATIONS
6. ASSET HELD FOR SALE, DISPOSITIONS AND DISCONTINUED OPERATIONS

Asset Held for Sale
In the first quarter of 2018, we satisfied the conditions as set out in our agreements for the sale of our Line 10 crude oil pipeline, a component of our Lakehead System. Line 10 originates near Hamilton, Ontario and terminates at West Seneca, New York. We own the United States portion of Line 10, while a subsidiary of the indirect parent of our General Partner, Enbridge owns the Canadian portion.

We expect to close the sale of Line 10 within one year, subject to regulatory approval and certain closing conditions. As such, during the first quarter of 2018, we classified our portion of Line 10 assets as held for sale and measured them at the lower of their carrying value or fair value less costs to sell, which resulted in a loss of $37 million included within “Impairment of long-lived asset” on our consolidated statements of income for the nine months ended September 30, 2018. The remaining held for sale assets and liabilities were not material.

Dispositions
In July 2018, we entered into an agreement to sell to a third party unnecessary materials related to the Sandpiper Project for cash proceeds of approximately $30 million, of which we received approximately $15 million during the three months ended September 30, 2018 with the remaining balance being held in an escrow account as of September 30, 2018. The remaining balance will be released from escrow once the purchaser takes possession of all the purchased materials. Under the terms of the agreement, title was transferred to the purchaser in late September 2018 when payment of the remaining balance was deposited in the escrow account. As a result, we recorded a gain on disposition of $22 million net of selling costs, included in "Gain on sale of assets" on our consolidated statements of income.

During the nine months ended September 30, 2017, we sold unnecessary pipe related to the Sandpiper Project for cash proceeds of approximately $103 million. A gain on disposition of $57 million was included in "Gain on sale of assets" on our consolidated statements of income.

In March 2017, we completed the sale of the Ozark Pipeline to a subsidiary of MPLX LP for cash proceeds of approximately $220 million, including reimbursement costs. A gain on disposition of $11 million was included in “Gain on sale of assets” on our consolidated statements of income.

Discontinued Operations
Sale of Natural Gas Business
In June 2017, we completed the sale of all of our ownership interest in our Midcoast gas gathering and processing business to our General Partner for $2.3 billion, which included cash consideration of $1.3 billion and outstanding indebtedness at Midcoast Energy Partners, L.P. (MEP) of $953 million. This sale included our 48.4% limited partnership interest in Midcoast Operating, L.P., our 51.9% limited partnership interest in MEP, and our 100% interest in Midcoast Holdings, L.L.C., MEP’s general partner. We recorded no gain or loss on the sale as this transaction was between entities under common control of Enbridge. The carrying value of the net assets sold was $4.3 billion. As a result of the transaction, partners’ capital decreased by $2.1 billion, all of which was allocated to the General Partner’s capital account. Noncontrolling interest (NCI) in MEP of $297 million was eliminated.
The following table presents the operating results from discontinued operations of our Midcoast gas gathering and processing business, which have been segregated from our continuing operations in our consolidated statements of income:

Nine months ended September 30,
2017
(in millions)
Operating revenues	$1,161
Operating expenses:
Commodity costs	1,011
Operating and administrative	133
Depreciation and amortization	74
1,218
Operating loss	(57)
Interest expense, net	17
Other income	18
Loss before income taxes	(56)
Income tax expense	(1)
Loss from discontinued operations, net of taxes	$(57)